Consolidated Statements of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Operating activities
Net income	$ 121,824	$ 814,480
Net income from discontinued operations	0	(35,106)
Adjustments for non-cash items	22,115	(473,961)
Cash paid for AIP, LTIP and performance fees, net of equity contribution	(22,916)	(78,828)
Advances made to investments	(26,126)	(26,255)
Distributions received from investments	29,428	47,873
Addition of interest rate caps derivative	(14,477)	0
Changes in non-cash working capital items	28,187	18,567
Net cash provided by operating activities from continuing operations	138,035	266,770
Net cash provided by operating activities from discontinued operations	0	3,499
Net cash provided by operating activities	138,035	270,269
Investing activities
Acquisition of rental properties	(554,206)	(2,362,185)
Capital additions to rental properties	(177,024)	(326,460)
Disposition of rental properties	197,033	80,369
Disposition of Bryson MPC Holdings LLC	0	11,041
Additions to fixed assets and other non-current assets	(46,449)	(35,983)
Net cash used in investing activities from continuing operations	(580,646)	(2,633,218)
Net cash provided by investing activities from discontinued operations	0	212,637
Net cash used in investing activities	(580,646)	(2,420,581)
Financing activities
Lease payments	(5,848)	(3,070)
Repurchase of common shares	(8,749)	(5,353)
Proceeds from corporate borrowing	640,000	300,000
Repayments of corporate borrowing	(470,356)	(301,453)
Proceeds from rental and development properties borrowing	1,770,820	3,967,704
Repayments of rental and development properties borrowing	(1,903,256)	(2,172,410)
Dividends paid	(58,889)	(59,444)
Change in restricted cash	(4,151)	6,029
Contributions from limited partners	494,995	489,387
Distributions to limited partners	(37,070)	(37,348)
Distributions to non-controlling interests	(8,633)	(6,038)
Net cash provided by financing activities	408,863	2,178,004
Effect of foreign exchange rate difference on cash	184	(283)
Change in cash during the year	(33,564)	27,409
Cash - beginning of year	204,303	176,894
Cash - end of year	170,739	204,303
Supplementary information - Cash paid on
Income taxes	14,663	872
Interest	$ 290,751	$ 184,862